Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total Convertible Preferred Stock	Total
Balances at the beginning at Dec. 31, 2017				$ 162,317,582
Balances at the beginning (in shares) at Dec. 31, 2017				24,796,531
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E preferred stock for cash				$ 65,000,025
Issuance of Series E preferred stock for cash (in shares)				8,449,486
Issuance of Series E preferred stock for conversion of convertible promissory notes				$ 46,983,907
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)				2,205,650
Preferred stock issuance costs				$ (2,342,406)
C-3 preferred stock remeasurement		$ 907,596			$ 907,596
Series C-3 preferred stock remeasurement				(907,596)
Balances at the end at Dec. 31, 2018				$ 271,051,511
Balances at the end (in shares) at Dec. 31, 2018				35,451,667
Balances at the beginning at Dec. 31, 2017	$ 97	2,488,996	$ (165,261,089)		(162,771,996)
Balances at the beginning (in shares) at Dec. 31, 2017	9,630,872
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,329,616			1,329,616
Exercises of common stock options	$ 1	85,890			85,891
Exercises of common stock options (in shares)	91,209
C-3 preferred stock remeasurement		907,596			907,596
Other adjustments		1	(1)
Net loss			(50,325,820)		(50,325,820)
Balances at the end at Dec. 31, 2018	$ 98	4,812,099	(215,586,910)		(210,774,713)
Balances at the end (in shares) at Dec. 31, 2018	9,722,081
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E preferred stock for cash				$ 10,000,000
Issuance of Series E preferred stock for cash (in shares)				915,038
Preferred stock issuance costs				$ (21,308)
C-3 preferred stock remeasurement		(1,155,122)			(1,155,122)
Series C-3 preferred stock remeasurement				1,155,122
Other adjustments				1
Balances at the end at Dec. 31, 2019				$ 282,185,326	$ 282,185,326
Balances at the end (in shares) at Dec. 31, 2019				36,366,705	36,366,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		2,286,349			$ 2,286,349
Exercises of common stock options	$ 1	102,319			102,320
Exercises of common stock options (in shares)	111,482
C-3 preferred stock remeasurement		(1,155,122)			(1,155,122)
Other adjustments		(1)			(1)
Net loss			(65,402,000)		(65,402,000)
Balances at the end at Dec. 31, 2019	$ 99	6,045,644	(280,988,910)		(274,943,167)
Balances at the end (in shares) at Dec. 31, 2019	9,833,563
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E preferred stock for cash				$ 30,000,000
Issuance of Series E preferred stock for cash (in shares)				4,233,043
Issuance of Series E preferred stock for conversion of convertible promissory notes				$ 12,644,170
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)				1,783,768
Preferred stock issuance costs				$ (715,840)
Series C-3 preferred stock remeasurement		736,685		(736,685)	736,685
Balances at the end at Sep. 30, 2020				$ 324,850,341
Balances at the end (in shares) at Sep. 30, 2020				42,383,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,535,662			1,535,662
Exercises of common stock options		45,242			45,242
Exercises of common stock options (in shares)	16,601
Other adjustments		(123)			(123)
Net loss			(27,090,243)		(27,090,243)
Balances at the end at Sep. 30, 2020	$ 99	6,889,740	(308,079,153)		(301,189,314)
Balances at the end (in shares) at Sep. 30, 2020	9,850,164
Balances at the beginning at Dec. 31, 2019				$ 282,185,326	$ 282,185,326
Balances at the beginning (in shares) at Dec. 31, 2019				36,366,705	36,366,705
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E preferred stock for cash				$ 30,000,000
Issuance of Series E preferred stock for cash (in shares)				4,233,043
Issuance of Series E preferred stock for conversion of convertible promissory notes				$ 12,644,170
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)				1,783,768
Preferred stock issuance costs				$ (719,033)
C-3 preferred stock remeasurement		(1,090,294)			$ (1,090,294)
Series C-3 preferred stock remeasurement				1,090,294
Other adjustments				1
Balances at the end at Dec. 31, 2020				$ 325,200,758	$ 325,200,758
Balances at the end (in shares) at Dec. 31, 2020				42,383,516	42,383,516
Balances at the beginning at Dec. 31, 2019	$ 99	6,045,644	(280,988,910)		$ (274,943,167)
Balances at the beginning (in shares) at Dec. 31, 2019	9,833,563
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,956,009			1,956,009
Exercises of common stock options		71,758			71,758
Exercises of common stock options (in shares)	55,213
C-3 preferred stock remeasurement		(1,090,294)			(1,090,294)
Other adjustments		(122)	(3)		(125)
Net loss			(34,436,576)		(34,436,576)
Balances at the end at Dec. 31, 2020	$ 99	6,982,996	(315,425,489)		(308,442,394)
Balances at the end (in shares) at Dec. 31, 2020	9,888,776
Balances at the beginning at Jun. 30, 2020				$ 324,310,870
Balances at the beginning (in shares) at Jun. 30, 2020				42,383,516
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock issuance costs				$ (712,435)
Series C-3 preferred stock remeasurement		1,255,312		(1,255,312)	1,255,312
Other adjustments				(3,406)
Balances at the end at Sep. 30, 2020				$ 324,850,341
Balances at the end (in shares) at Sep. 30, 2020				42,383,516
Balances at the beginning at Jun. 30, 2020	$ 99	7,694,585	(300,454,895)		(292,760,211)
Balances at the beginning (in shares) at Jun. 30, 2020	9,835,564
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		436,823			436,823
Exercises of common stock options		10,238			10,238
Exercises of common stock options (in shares)	14,600
Other adjustments		3,406	(2)		3,404
Net loss			(7,624,256)		(7,624,256)
Balances at the end at Sep. 30, 2020	$ 99	6,889,740	(308,079,153)		(301,189,314)
Balances at the end (in shares) at Sep. 30, 2020	9,850,164
Balances at the end at Dec. 31, 2020				$ 325,200,758	$ 325,200,758
Balances at the end (in shares) at Dec. 31, 2020				42,383,516	42,383,516
Balances at the end at Dec. 31, 2020	$ 99	6,982,996	(315,425,489)		$ (308,442,394)
Balances at the end (in shares) at Dec. 31, 2020	9,888,776
Balances at the beginning at Dec. 31, 2020				$ 325,200,758	$ 325,200,758
Balances at the beginning (in shares) at Dec. 31, 2020				42,383,516	42,383,516
Increase (Decrease) in Temporary Equity [Roll Forward]
Series C-3 preferred stock remeasurement		(2,039,145)		$ 2,039,145	$ (2,039,145)
Balances at the end at Sep. 30, 2021				$ 323,161,613	$ 323,161,613
Balances at the end (in shares) at Sep. 30, 2021				42,383,516	42,383,516
Balances at the beginning at Dec. 31, 2020	$ 99	6,982,996	(315,425,489)		$ (308,442,394)
Balances at the beginning (in shares) at Dec. 31, 2020	9,888,776
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,214,140			1,214,140
Exercises of common stock options		331,373			331,373
Exercises of common stock options (in shares)	170,585
Other adjustments			2		2
Net loss			(30,300,971)		(30,300,971)
Balances at the end at Sep. 30, 2021	$ 99	10,567,654	(345,726,458)		(335,158,705)
Balances at the end (in shares) at Sep. 30, 2021	10,059,361
Balances at the end at Jun. 30, 2021				$ 323,868,831
Balances at the end (in shares) at Jun. 30, 2021				42,383,516
Balances at the end at Jun. 30, 2021	$ 99	9,256,634	(339,797,276)		(330,540,543)
Balances at the end (in shares) at Jun. 30, 2021	9,935,635
Increase (Decrease) in Temporary Equity [Roll Forward]
Series C-3 preferred stock remeasurement		(707,219)		$ 707,219	(707,219)
Other adjustments				1
Balances at the end at Sep. 30, 2021				$ 323,161,613	$ 323,161,613
Balances at the end (in shares) at Sep. 30, 2021				42,383,516	42,383,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		359,656			$ 359,656
Exercises of common stock options		244,145			244,145
Exercises of common stock options (in shares)	123,726
Other adjustments			1		1
Net loss			(5,929,183)		(5,929,183)
Balances at the end at Sep. 30, 2021	$ 99	$ 10,567,654	$ (345,726,458)		$ (335,158,705)
Balances at the end (in shares) at Sep. 30, 2021	10,059,361